Statements of Convertible Preferred Shares and Changes in Shareholders’ Equity - USD ($) $ in Thousands		Convertible Preferred A Shares	Ordinary Shares		Additional paid in capital	Accumulated Deficit	Total
Balance at Dec. 31, 2020		$ 4,965	$ 25	[1]	$ 35,001	$ (34,119)	$ 907
Balance (in Shares) at Dec. 31, 2020		51,282	1,142,075	[1]
CHANGES DURING 2022:
Issuance of convertible preferred shares		$ 5,000		[1]
Issuance of convertible preferred shares (in Shares)	[1]
Issuance of shares as a result of exercise of options				[1],[2]	127		127
Issuance of shares as a result of exercise of options (in Shares)			2,591	[1]
Share-based payment				[1]	859		859
Net loss				[1]		(10,220)	(10,220)
Balance at Dec. 31, 2021		$ 9,965	$ 25	[1]	35,987	(44,339)	(8,327)
Balance (in Shares) at Dec. 31, 2021		51,282	1,144,666	[1]
CHANGES DURING 2022:
Conversion of convertible preferred shares into ordinary shares upon completion of initial public offering		$ (11,965)	$ 8	[1]	11,957		11,965
Conversion of convertible preferred shares into ordinary shares upon completion of initial public offering (in Shares)		(61,538)	338,459	[1]
Issuance of units of ordinary shares and warrants, net of issuance expenses	[3]		$ 12	[1]	13,575		13,587
Issuance of units of ordinary shares and warrants, net of issuance expenses (in Shares)	[3]		473,405	[1]
Conversion of convertible debt into ordinary shares upon completion of initial public offering			$ 1	[1]	999		1,000
Conversion of convertible debt into ordinary shares upon completion of initial public offering (in Shares)			30,266	[1]
Issuance of convertible preferred shares		$ 2,000		[1]
Issuance of convertible preferred shares (in Shares)		10,256		[1]
Issuance of shares as a result of exercise of options				[1],[2]	10		10
Issuance of shares as a result of exercise of options (in Shares)			209	[1]
Share-based payment				[1]	505		505
Net loss				[1]		(10,475)	(10,475)
Balance at Dec. 31, 2022			$ 46	[1]	63,033	(54,814)	8,265
Balance (in Shares) at Dec. 31, 2022			1,987,005	[1]
CHANGES DURING 2022:
Issuance of units of ordinary shares and warrants, net of issuance expenses	[3]		$ 21	[1]	5,376		5,397
Issuance of units of ordinary shares and warrants, net of issuance expenses (in Shares)	[3]		986,842	[1]
Issuance of shares as a result of exercise of warrants			$ 1	[1]	(1)
Issuance of shares as a result of exercise of warrants (in Shares)			24,431	[1]
Share-based payment				[1]	273		273
Net loss				[1]		(11,148)	(11,148)
Balance at Dec. 31, 2023			$ 68	[1]	$ 68,681	$ (65,962)	$ 2,787
Balance (in Shares) at Dec. 31, 2023			2,998,278	[1]

[1]	Retroactively adjusted to reflect the issuance of bonus shares effected on February 13, 2022, and a reverse share split of the Company’s ordinary shares effected on November 15, 2023 (see Note 1B)
[2]	Represents an amount less than $1.
[3]	Issuance costs in the amount of approximately $2,060